Statements of Net Assets Available For Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 658,646,319	$ 577,816,810
Fully benefit-responsive investment contract, at contract value	21,095,487	22,560,738
Notes receivable from participants	8,102,156	7,562,527
Net assets available for Plan benefits	$ 687,843,962	$ 607,940,075